Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 27,056
2026	23,052
2027	19,156
2028	14,535
2029	9,216
Thereafter	42,327
Total lease payments	135,342
Less: Imputed interest	(14,349)
Total	$ 120,993